Offerings - Offering: 1	Mar. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	10,833,331
Proposed Maximum Offering Price per Unit	2.60
Maximum Aggregate Offering Price	$ 28,166,660.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,889.82
Offering Note	(Note 1a) The registration statement to which this exhibit is attached registers the resale from time to time by certain stockholders of up to 10,833,331 shares of the Registrant's common stock, $0.0001 par value per share, that were initially issued pursuant to the Stock Purchase Agreement dated as of March 13, 2026, by and between the Registrant and the selling stockholders named in the registration statement. Pursuant to Rule 416 under the Securities Act, the registration statement also covers such additional securities that may be issued as a result of stock splits, stock dividends or similar transactions. (Note 1b) Estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of $2.60 per share, which is the average of the high and low selling prices per share of the Registrant's common stock on March 24, 2026 as reported on the Nasdaq Global Select Market.